SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted-average volatility	216.30%	29.10%
Expected term (in years)	6 months	3 years 7 months
Risk-free interest rate	1.43%
Minimum [Member]
Risk-free interest rate		1.03%
Maximum [Member]
Risk-free interest rate		1.28%